UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsU.S. Global Leaders Growth Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 96.8%		$1,012,420,876
(Cost $761,528,098)
Consumer discretionary 20.1%		209,703,421
Hotels, restaurants and leisure 4.5%
Chipotle Mexican Grill, Inc. (I)	56,400	25,547,508
Starbucks Corp.	345,860	21,017,912
Internet and catalog retail 7.4%
Amazon.com, Inc. (I)	66,859	39,246,233
The Priceline Group, Inc. (I)	36,107	38,452,872
Specialty retail 4.6%
Lowe's Companies, Inc.	662,090	47,445,369
Textiles, apparel and luxury goods 3.6%
NIKE, Inc., Class B	612,700	37,993,527
Consumer staples 10.5%		109,992,017
Food and staples retailing 2.5%
Whole Foods Market, Inc.	906,960	26,582,998
Food products 4.2%
Mondelez International, Inc., Class A	1,017,726	43,863,991
Household products 3.8%
Colgate-Palmolive Company	585,592	39,545,028
Energy 5.9%		61,204,253
Energy equipment and services 5.9%
Core Laboratories NV (L)	213,926	21,050,318
Schlumberger, Ltd.	555,610	40,153,935
Financials 6.4%		67,017,247
Capital markets 3.1%
State Street Corp.	579,940	32,320,056
Real estate investment trusts 3.3%
Equinix, Inc.	111,721	34,697,191
Health care 10.3%		107,759,092
Biotechnology 6.7%
Amgen, Inc.	307,190	46,917,128
Regeneron Pharmaceuticals, Inc. (I)	55,480	23,306,593
Health care technology 3.6%
Cerner Corp. (I)	647,050	37,535,371
Industrials 4.3%		44,932,946
Professional services 2.2%
Verisk Analytics, Inc. (I)	321,495	23,469,135
Road and rail 2.1%
Kansas City Southern	302,819	21,463,811
Information technology 32.8%		343,468,622
Internet software and services 9.1%
Alphabet, Inc., Class C (I)	51,041	37,920,911
Facebook, Inc., Class A (I)	329,600	36,984,416
LinkedIn Corp., Class A (I)	102,489	20,283,598
IT services 11.7%
Automatic Data Processing, Inc.	443,055	36,813,440

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Global Leaders Growth Fund

			Shares	Value
Information technology (continued)
IT services (continued)
FleetCor Technologies, Inc. (I)			309,108	$37,970,827
Visa, Inc., Class A			645,100	48,053,499
Semiconductors and semiconductor equipment 3.4%
ARM Holdings PLC, ADR			818,924	35,279,246
Software 8.6%
Red Hat, Inc. (I)			481,910	33,757,796
salesforce.com, Inc. (I)			434,297	29,558,254
SAP SE, ADR (L)			336,424	26,846,635
Materials 6.5%				68,343,278
Chemicals 6.5%
Ecolab, Inc.			388,320	41,888,078
Monsanto Company			292,000	26,455,200
	Yield (%)		Shares	Value
Securities lending collateral 4.0%				$41,546,837
(Cost $41,547,467)
John Hancock Collateral Trust (W)	0.4110(Y	)	4,152,690	41,546,837
Short-term investments 2.8%				$29,326,798
(Cost $29,326,798)
Money market funds 2.8%				29,326,798
State Street Institutional U.S. Government Money Market Fund	0.1942(Y	)	29,326,798	29,326,798
Total investments (Cost $832,402,363)† 103.6%				$1,083,294,511
Other assets and liabilities, net (3.6%)				($37,587,165)
Total net assets 100.0%				$1,045,707,346

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16. The value of securities on loan amounted to $40,700,415.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $835,861,587. Net unrealized appreciation aggregated $247,432,924, of which $279,256,414 related to appreciated investment securities and $31,823,490 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q1	01/16
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		3/16

John Hancock

Classic Value Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsClassic Value Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 98.9%		$1,779,608,595
(Cost $1,700,673,578)
Consumer discretionary 12.3%		221,485,479
Automobiles 2.2%
Ford Motor Company	3,342,715	39,912,014
Media 7.8%
News Corp., Class A	3,925,115	50,908,742
News Corp., Class B (L)	626,734	8,366,899
Omnicom Group, Inc.	626,289	45,938,298
The Interpublic Group of Companies, Inc.	1,525,475	34,231,659
Specialty retail 2.3%
Staples, Inc.	4,722,855	42,127,867
Consumer staples 3.4%		60,341,148
Food and staples retailing 3.4%
Wal-Mart Stores, Inc.	909,300	60,341,148
Energy 14.3%		258,226,517
Energy equipment and services 1.1%
Halliburton Company	664,650	21,129,224
Oil, gas and consumable fuels 13.2%
BP PLC, ADR	1,737,795	56,252,424
Cenovus Energy, Inc.	2,120,603	26,062,211
Exxon Mobil Corp.	683,690	53,225,267
Murphy Oil Corp.	959,700	18,819,717
Royal Dutch Shell PLC, ADR, Class A	1,883,398	82,737,674
Financials 38.8%		697,384,271
Banks 14.4%
Bank of America Corp.	4,529,488	64,046,960
Citigroup, Inc.	1,426,091	60,722,955
JPMorgan Chase & Co.	837,286	49,818,517
Regions Financial Corp.	5,498,600	44,648,632
The PNC Financial Services Group, Inc.	458,691	39,745,575
Capital markets 12.3%
Franklin Resources, Inc.	1,609,842	55,797,124
Morgan Stanley	1,466,521	37,953,563
State Street Corp.	732,202	40,805,617
The Goldman Sachs Group, Inc.	273,653	44,211,379
UBS Group AG (L)	2,577,126	42,883,377
Diversified financial services 2.1%
Voya Financial, Inc.	1,234,493	37,750,796
Insurance 10.0%
American International Group, Inc.	948,127	53,550,213
Axis Capital Holdings, Ltd.	870,818	46,945,798
MetLife, Inc.	1,069,068	47,733,886
Willis Towers Watson PLC	268,803	30,769,879

2SEE NOTES TO FUND'S INVESTMENTS

Classic Value Fund

			Shares	Value
Health care 5.3%				$95,892,200
Biotechnology 0.4%
	Baxalta, Inc.		191,650	7,667,917
Health care equipment and supplies 3.5%
	Abbott Laboratories		904,327	34,228,777
	Baxter International, Inc.		773,825	28,321,995
Health care providers and services 1.4%
	Cigna Corp.		192,167	25,673,511
Industrials 8.8%				158,342,661
Machinery 8.8%
	Dover Corp.		943,850	55,168,033
	Parker-Hannifin Corp.		599,550	58,252,278
	Stanley Black & Decker, Inc.		476,175	44,922,350
Information technology 16.0%				287,936,319
Electronic equipment, instruments and components 2.2%
	Corning, Inc.		2,144,050	39,900,771
Semiconductors and semiconductor equipment 2.9%
	Intel Corp.		1,697,939	52,670,068
Software 5.4%
	Microsoft Corp.		684,598	37,714,504
	Oracle Corp.		1,615,664	58,664,760
Technology hardware, storage and peripherals 5.5%
	Hewlett Packard Enterprise Company		2,778,201	38,228,046
	HP, Inc.		2,778,201	26,976,332
	Seagate Technology PLC (L)		1,162,886	33,781,838
	Yield (%)		Shares	Value
Securities lending collateral 2.8%				$49,856,468
(Cost $49,858,869)
John Hancock Collateral Trust (W)	0.4110(Y	)	4,983,255	49,856,468
			Par value^	Value
Short-term investments 0.5%				$9,412,000
(Cost $9,412,000)
Repurchase agreement 0.5%				9,412,000
	Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $9,412,024 on 2-1-16, collateralized by $9,495,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued at $9,601,819, including interest)		9,412,000	9,412,000
Total investments (Cost $1,759,944,447)† 102.2%				$1,838,877,063
Other assets and liabilities, net (2.2%)				($39,761,253)
Total net assets 100.0%				$1,799,115,810

SEE NOTES TO FUND'S INVESTMENTS3

Classic Value Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 1-31-16. The value of securities on loan amounted to $50,326,388.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,824,557,439. Net unrealized appreciation aggregated $14,319,624, of which $216,570,099 related to appreciated investment securities and $202,250,475 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q1	01/16
This report is for the information of the shareholders of John Hancock Classic Value Fund.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016